Customer Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Customer Funds [Member]
Customer Funds Line Items]
Cash balance	$ 1,851	$ 360
Digital Asset [Member]
Customer Funds Line Items]
Digital asset	$ 4,704	$ 2,882